SUMMARY OF MATERIAL ACCOUNTING POLICIES - Depreciation, depletion and amortization (Details) - Mobile and other equipment	12 Months Ended
Dec. 31, 2024
Minimum
Property, plant and equipment
Useful life (in years)	2 years
Maximum
Property, plant and equipment
Useful life (in years)	10 years